Commodities Strategy Fund Expense Example - Commodities Strategy Fund - Commodities Strategy Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 176
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	981
Expense Example, with Redemption, 10 Years	$ 2,140